13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     March 31, 2009

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total: $50,175

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751y10    496            12,075    SH             SOLE                0         0       12075
AFLAC INC                  CO    00105510    482            24,881    SH             SOLE                0         0       24881

AIR PRODUCTS AND           CO    00915810    738            13,116    SH             SOLE                0         0       13116

AMBAC FINANCIAL            CO    02313910    15             19,095    SH             SOLE                0         0       19095
AMERICAN                   CO    02687410    21             21,243    SH             SOLE                0         0       21243

AUTOMATIC DATA             CO    05301510    1,332          37,893    SH             SOLE                0         0       37893

BECTON DICKINSON           CO    07588710    1,738          25,843    SH             SOLE                0         0       25843
BEST BUY                   CO    08651610    1,190          31,348    SH             SOLE                0         0       31348

BP PLC ADR                 CO    05562210    692            17,248    SH             SOLE                0         0       17248

BRISTOL-MYERS              CO    11012210    1,095          49,973    SH             SOLE                0         0       49973
CHEVRON CORP               CO    16676410    2,655          39,487    SH             SOLE                0         0       39487

CORNING INC                CO    21935010    469            35,350    SH             SOLE                0         0       35350

COSTCO WHOLESALE           CO    22160k10    1,078          23,280    SH             SOLE                0         0       23280
DELL INC                   CO    24702R10    189            19,905    SH             SOLE                0         0       19905

DIONEX INC                 CO    25454610    667            14,120    SH             SOLE                0         0       14120

EMERSON ELECTRIC           CO    29101110    1,711          59,877    SH             SOLE                0         0       59877
EXPEDITORS                 CO    30213010    470            16,600    SH             SOLE                0         0       16600

EXXON MOBIL                CO    30231g10    4,228          62,084    SH             SOLE                0         0       62084

FEDEX CORP                 CO    31428x10    678            15,245    SH             SOLE                0         0       15245
GENERAL ELECTRIC           CO    36960410    2,162          213,893   SH             SOLE                0         0       213893

HEWLETT PACKARD            CO    42823610    1,839          57,347    SH             SOLE                0         0       57347

HOME DEPOT                 CO    43707610    434            18,410    SH             SOLE                0         0       18410
ILLINOIS TOOL              CO    45230810    939            30,430    SH             SOLE                0         0       30430

INTEL CORP                 CO    45814010    303            20,152    SH             SOLE                0         0       20152

INTERNATIONAL              CO    45920010    2,504          25,843    SH             SOLE                0         0       25843
JOHNSON AND                CO    47816010    3,806          72,358    SH             SOLE                0         0       72358

JPMORGAN CHASE             CO    46625h10    392            14,748    SH             SOLE                0         0       14748

MERCK & COMPANY            CO    58933110    306            11,452    SH             SOLE                0         0       11452
MICROSOFT CORP             CO    59491810    961            52,315    SH             SOLE                0         0       52315

NESTLE S A ADR             CO    64106940    790            23,337    SH             SOLE                0         0       23337

NOKIA CORP ADR             CO    65490220    835            71,514    SH             SOLE                0         0       71514
NOVARTIS ADS               CO    66987V10    883            23,347    SH             SOLE                0         0       23347

PFIZER INC                 CO    71708110    2,088          153,283   SH             SOLE                0         0       153283
PROCTER & GAMBLE           CO    74271810    3,054          64,863    SH             SOLE                0         0       64863

ROCHE HOLDING ADR          CO    77119510    1,459          42,400    SH             SOLE                0         0       42400
STRYKER CORP               CO    86366710    591            17,375    SH             SOLE                0         0       17375

SYSCO CORP                 CO    87182910    1,489          65,300    SH             SOLE                0         0       65300

UNITED TECHNOLOGIES        CO    91301710    888            20,665    SH             SOLE                0         0       20665
UNITEDHEALTH               CO    91324p10    230            10,995    SH             SOLE                0         0       10995

WALGREEN                   CO    93142210    2,364          91,061    SH             SOLE                0         0       91061

WELLPOINT INC              CO    94973v107   462            12,161    SH             SOLE                0         0       12161
YUM BRANDS                 CO    98849810    1,453          52,880    SH             SOLE                0         0       52880
